SHARE-BASED COMPENSATION - Fair Value Assumptions (Details) - Options	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share options.
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected annual volatility (as a percent)	60.00%
Number of simulation iterations performed in the Monte Carlo pricing model	100,000
Share options. | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	4.01%
Expected life of the awards (years)	4 years 4 months 24 days
Share options. | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	4.40%
Expected life of the awards (years)	5 years
Synthetic Options And PSU's
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)		13.05%
Synthetic Options And PSU's | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)		64.20%	30.50%
Risk-free interest rate (as a percent)			9.11%
Synthetic Options And PSU's | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)		74.40%	86.00%
Risk-free interest rate (as a percent)			12.78%